Interim Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended					12 Months Ended
	Nov. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024		Dec. 31, 2023	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ (5,984)			$ (28,545)
Change in operating assets and liabilities:
Account payables	5,984			(5,984)
Amount due to related parties				34,529
Net cash used in operating activities
Cash flows from financing activities:
NET CHANGE IN CASH
CASH, BEGINNING OF YEAR
CASH, END OF YEAR
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash item, operating expenses	$ 5,984			$ 28,545
Maius Pharmaceutical Co. Ltd [Member]
Cash flows from operating activities:
Net income					$ (780,080)		$ (367,192)		$ (629,176)	[1]		$ (4,344,768)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization					870		1,178		2,251			2,437
Amortization of right-of-use asset					18,048		20,428		39,672			42,848
Investment income					(26)		(1,515)		(2,831)			(7,308)
Share-based compensation												1,938,359
Change in operating assets and liabilities:
Amount due from related parties							(5,263)
Prepayment and other assets					(88,234)		(69,485)		(52,761)			(34,972)
Right-of-use assets, net					(266)				(88,104)			(44,829)
Account payables									651			1
Salary and welfare payable					8		214		(410)			1,862
Value added tax (“VAT”) and other tax payable
Tax payable												(616)
Amount due to related parties					367,262		519,043		613,730			1,019,742
Other payables					66,338				1
Lease liabilities - current					(21,422)		(22,262)
Convertible bonds					300,465
Right of use liabilities									44,106			17
Net cash used in operating activities					(137,037)		75,146		(72,871)			(1,427,227)
Cash flows from investing activities:
Proceeds from disposal of short-term investments					60,719		(98,267)		301,051			639,850
Purchase of short term investments									(210,713)
Purchase of property, plant and equipment					(4,920)				(13)
Net cash provided by (used in) investing activities					55,799		(98,267)		90,325			639,850
Cash flows from financing activities:
Capital contribution							30,781
Shares issued					2,087,102				30,776			57,183
Payments for deferred offering costs					(221,862)		(27,973)		(108,546)			(229,732)
Net cash provided by (used in) financing activities					1,865,240		2,808		(77,770)			(172,549)
Effect of Exchange Rate Changes on Cash and Equivalents					(49,481)		2,300		(44,407)			8,158
NET CHANGE IN CASH					1,734,521		(18,013)		(104,723)			(951,768)
CASH, BEGINNING OF YEAR		$ 1,809,035			74,514		179,237		179,237			1,131,005
CASH, END OF YEAR					1,809,035		161,224		74,514			179,237
Supplemental Disclosure of Cash Flow Information:
Cash paid for income taxes
Supplemental Disclosure of Non-Cash Flow Information:
Right-of-use assets and lease liabilities									$ 88,104			$ 44,829
DT Cloud Acquisition Corporation [Member]
Cash flows from operating activities:
Net income		234,657	$ 686,742			$ 872,741		$ 2,265,806			$ (87,271)
Adjustments to reconcile net income to net cash used in operating activities:
Dividend income earned on cash and investment held in trust account		(503,781)	(1,244,127)			(1,253,578)		(3,000,071)
Change in operating assets and liabilities:
Prepaid expenses			(28,412)			(44,612)		(8,384)			(8,446)
Due to related party			78,880			(177,614)		(87,855)			76,288
Accrued liabilities			(91,476)			78,753		143,813			24,247
Net cash used in operating activities			(598,393)			(524,310)		(686,691)			4,818
Cash flows from investing activities:
Extension payments deposited in Trust Account			(559,091)
Cash withdrawn from Trust Account in connection to redemption			65,090,253
Proceeds deposited in Trust Account						(69,345,000)		(69,345,000)
Net cash provided by (used in) investing activities			64,531,162			(69,345,000)		(69,345,000)
Cash flows from financing activities:
Redemption of ordinary shares			(65,090,253)
Proceeds from promissory notes			545,975
Proceeds from public offering, net of offering costs						67,833,894		67,833,894
Proceeds from other payable			300,000
Proceeds from private placement						2,345,000		2,345,000
Repayment from (advances to) related parties			159,488			(490,000)		(490,000)			490,000
Net cash provided by (used in) financing activities			(64,084,790)			69,688,894		69,688,894			490,000
NET CHANGE IN CASH			(152,021)			(180,416)		(342,797)			494,818
CASH, BEGINNING OF YEAR			152,021			494,818		494,818
CASH, END OF YEAR						314,402		152,021			494,818
Reconciliation to amounts on balance sheets:
Cash								152,021			69,818
Cash in escrow											425,000
Total cash and cash in escrow balance								152,021			494,818
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of representative shares						10		10
Initial classification of ordinary shares subject to possible redemption						68,014,286		68,014,286
Allocation of offering costs to ordinary shares subject to possible redemption						2,933,590		2,933,590
Accretion of carrying value to redemption value						4,264,304		4,264,304
Extension funds attributable to common stock subject to redemption		201,142	559,091
Remeasurement of ordinary shares subject to possible redemption		$ 503,781	1,244,127			1,253,578
Subsequent remeasurement of ordinary shares subject to possible redemption								3,000,071
Accrued underwriting compensation						$ 1,725,000		$ 1,725,000

[1]	There are no effects on total revenue and total net income.